Related party transactions	12 Months Ended
Jun. 30, 2026
Disclosure Of Key Management Personnel Compensation [Abstract]
Related party transactions	Related party transactions
a.    Parent entity
The parent entity within the Group is Mesoblast Limited.
b.    Subsidiaries
Details of interests in subsidiaries are disclosed in Note 12 to the financial statements.
c.    Key management personnel compensation
The aggregate compensation made to Directors and other members of key management personnel ("KMP") of the Group is set out below:

	Year Ended June 30,
(in U.S. dollars)	2026	2025
Short-term employee benefits	4,472,059	2,735,600
Long-term employee benefits	1,549	99,059
Post-employment benefits	48,410	30,720
Share based payments	4,224,739	7,237,185
	8,746,757	10,102,564
The aggregate other service payments made to Directors and other members of key management personnel of the Group is set out below:
Philip Krause has been a non-executive director of Mesoblast since March 2022. Philip Krause was appointed to a formal strategic advisory role on June 4, 2023 through to March 31, 2026 on which date the agreement ceased. The consulting agreement was in addition to Philip Krause's existing role as non-executive director. Philip Krause was determined not to be independent on August 28, 2023 and his director fees ceased from August 1, 2023 until March 31, 2026. On July 1, 2025, Philip Krause's consulting agreement was amended, where he is now remunerated via a monthly retainer of $50,000 for strategic advisory services and his role as non-executive director and these fees are included in the table above. The total aggregate fees paid to Philip Krause through the original consulting agreement for the year ended June 30, 2026 and 2025 was $450,000 and $240,000, respectively.
There were no other loans or other related transactions with KMP during the financial year.
d.    Transactions with other related parties
The following transactions with related parties were conducted on arm's length terms and conditions during the year ended June 30, 2026:

	Year Ended June 30,
(in U.S. dollars, in thousands)	2026	2025
Sale of product to a director	643	—
Commitment fee to related party(1)	80	—
Original Issue Discount ("OID") on credit-line facility(2)	1,875	—
Transaction cost on credit-line facility(2)	23	—
Purchase of goods and services(3)	25	—
(1)In September 2025, transaction fees were paid in association with a convertible note subscription agreement by Dr Gregory George, a non-executive director of Mesoblast Limited. The Group paid a commitment fee of $80,000 in cash and the Group also granted warrants to purchase 1,600,000 shares, at A$2.52 per share as a transaction fee in exchange for a service, namely, access to funding under the proposed convertible note facility. The warrants have a fair value of A$2,167,348 ($1,398,806) as at valuation date. Refer to Note 7(b)(iv) for more details on the warrants issued.
(2)In December 2025, the Group paid an OID fee and transaction costs as part of the $125.0 million five-year credit-line facility provided by Dr Gregory George, a non-executive director of Mesoblast Limited. Refer to Note 16(e) for more details on the credit-line facility.
(3)In April 2026, the Group engaged Doculogics, Inc. ("Doculogics") to provide electronic publishing services, including publishing software incorporating artificial intelligence capability, in support of the Group's Biologics License Application ("BLA") to the U.S. Food and Drug Administration ("FDA") for its chronic heart failure product. Doculogics is a company controlled by Ben Krause, the son of Philip Krause, a non-executive director of Mesoblast Limited, and is therefore a related party of the Group. The engagement provides for total fees of $100,000, payable on a stage-gated basis by reference to milestones achieved, with 25% payable on signing. As of June 30, 2026, this amount is within trade and other payables.
Accounts receivable from revenues, accounts payable to expenses and loans from subsidiaries as at the end of the fiscal year have been eliminated on consolidation of the Group.
e.     Loans to/from related parties
Loans to/from related parties comprised of the following:

	Year Ended June 30,
(in U.S. dollars, in thousands)	2026	2025
Opening balance	—	—
Loan advanced(1)	121,039	—
Less: transaction costs	(2,946)	—
Amortization of carrying amount	4,259	—
Interest paid	(3,117)	—
Closing Balance	119,235	—

(1)
In December 2025, the Group entered into a new $125.0 million five-year credit-line facility provided by Dr Gregory George, a non-executive director of Mesoblast Limited. The Group drew the first tranche of $75.0 million on closing in December 2025. In June 2026, the Group drew the second tranche of $50.0 million from the existing credit-line facility. The credit-line facility has a five year interest only period, at a fixed rate of 8.00% per annum, payable quarterly, and is secured solely with the TEMCELL royalty. Refer to Note 5(e)(i) for more details on the credit-line facility.
As part of the credit-line facility, warrants were granted to purchase 3,225,756 shares or 322,576 ADSs under a 1‑for‑10 ADS ratio, at A$3.20 per share, a 15% premium to the 30-day VWAP, with the ADS price calculated using the USD spot rate at the time of exercise. The loan proceeds were first allocated to the issue of warrants at fair value of $4.0 million (A$5.9 million), with the remainder to the credit-line facility. The Group has determined that an obligation to issue the warrants has arisen from the time the credit-line facility was signed; consequently, a liability for the warrants was recognized. Refer to Note 5(f)(vi) for more details on the warrants issued.

f.    Terms and conditions
All other transactions were made on normal commercial terms and conditions and at market rates, except that there are no fixed terms for the repayment of loans between the parties.
Outstanding balances, other than loan to non-executive directors, are unsecured and are repayable in cash and shares.